PROMISSORY NOTES - AFFILIATES (Details) - USD ($) $ in Thousands		9 Months Ended
	Mar. 15, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 30, 2018	Nov. 30, 2017
PROMISSORY NOTES - AFFILIATES
Promissory notes-affiliates		$ 5,313		$ 12,177
Affiliates
PROMISSORY NOTES - AFFILIATES
Interest rate					10.00%
Contingent consideration					$ 5,000
Promissory notes-affiliates	$ 5,300			$ 12,200
Interest expense		$ 300	$ 300
Repayment of promissory notes	$ 3,500
variable interest rate	1.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Debt forgiveness	$ 3,800
Affiliates | Minimum
PROMISSORY NOTES - AFFILIATES
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Effective interest rate	7.50%
Affiliates | Subordinated promissory notes
PROMISSORY NOTES - AFFILIATES
Debt face amount						$ 3,600
Interest rate		10.00%